Defferred Excess of Loss Premiums (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defferred Excess of Loss Premiums [Abstract]
Opening balance	$ 12,448,671	$ 11,612,654	$ 8,878,968
Additions	37,491,753	24,945,436	28,664,368
Charged to consolidated income statement under reinsures' share of insurance premiums	(34,767,717)	(24,109,419)	(25,930,682)
Ending balance	$ 15,172,707	$ 12,448,671	$ 11,612,654